Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

20.  Related party transactions

In 2018, the Group granted an interest free loan amounted to RMB1.0 million to Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. The loan was fully repaid by Mr. Wei Wen in August 2018.

In 2018, the Group granted an interest free loan amounted to RMB0.8 million to Mr. Xingyu Du, Vice President of administration. The loan was fully repaid by Mr. Xingyu Du in August 2018.

In 2018, the Group granted an interest free loan amounted to RMB1.0 million to Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. The loan was fully repaid by Mr. Wei Wen in October 2018.

On December 2, 2020, the Group disposed the investment of Beijing Hengpengzhixin Automobile Sales Co., Ltd. to Kuka Technology (Tianjin) Co., Ltd. ("Kuka") with a consideration of RMB0.3 million. The ultimate beneficial owner of Kuka is Mr.Wei Wen, Chairman of the Board of Directors and CEO of the Group.